Popular High Grade Fixed Income Fund, Inc.

Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (32.96%)
California (0.81%)
$415,000	Northern California Power Agency - Revenue Bonds (Series 2016)	5.679%	06/01/35	$415,235

Georgia (3.02%)
2,000,000	Development Authority of Gwinnett County - Revenue Bonds	4.170%	09/01/46	1,548,684

Illinois (1.17%)
300,000	State of Illinois Sales Tax Revenue - Revenue Bonds (Series September 2016)	2.720%	06/15/27	269,440
360,000	State of Illinois Sales Tax Revenue - Revenue Bonds (Series March 2014)	4.620%	06/15/38	329,236

Kansas (1.61%)
880,000	State of Kansas Department of Transportation - Revenue Bonds (Series 2010A)	4.596%	09/01/35	823,947

Maryland (5.77%)
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	2.988%	07/01/34	1,014,591
1,250,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.038%	07/01/35	999,172
1,200,000	County of Baltimore MD - General Obligation Unlimited Bonds (Series 2016)	3.088%	07/01/36	944,728

New York (4.51%)
475,000	New York City Transitional Finance Authority Future Tax Secured Revenue - Revenue Bonds (Series 2012D)	4.200%	11/01/30	445,847
65,000	New York State Dormitory Authority - Revenue Bonds (Series 2010H)	5.289%	03/15/33	63,969
1,800,000	New York State Environmental Facilities Corp. - Revenue Bonds (Series 2010B)	5.807%	06/15/39	1,805,536

Principal Amount/Description		Rate	Maturity	Value
Municipal Bonds (continued)
North Carolina (2.90%)
$1,760,000	University of North Carolina at Chapel Hill - Revenue Bonds (Series 2016C)	3.327%	12/01/36	$1,487,086

Texas (9.40%)
600,000	Board of Regents of the University of Texas System - Revenue Bonds (Series 2016A)	3.852%	08/15/46	477,933
795,000	Permanent University Fund - Texas A&M University System - Revenue Bonds (Series 2015B)	3.600%	07/01/36	659,765
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.231%	05/15/27	939,986
2,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.331%	05/15/28	1,861,137
1,000,000	Texas A&M University - Revenue Bonds (Series 2017A)	3.481%	05/15/31	890,230

Virginia (1.60%)
945,000	Virginia Resources Authority - Revenue Bonds	4.250%	11/01/38	819,892

Washington (2.17%)
1,295,000	City of Seattle WA - General Obligation Limited Bonds (Series 2016B)	2.875%	04/01/32	1,112,992

Total Municipal Bonds				$16,909,406
(Cost $20,177,875)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Agencies (7.52%)
3,770,000	Puerto Rico Housing Finance Authority - Revenue Bonds	6.750%	12/01/28	3,860,146

Total Puerto Rico Agencies				$3,860,146
(Cost $4,049,867)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (20.43%)
71,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/24	68,733
355,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/27	302,278

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)
$346,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/29	$269,028
445,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/31	315,250
501,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/33	321,016
4,775,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/46	1,230,939
3,890,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)	0.000%	07/01/51	720,662
1,888,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)	4.329%	07/01/40	1,691,013
367,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)	4.500%	07/01/34	353,312
57,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)	4.536%	07/01/53	48,622
186,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)	4.550%	07/01/40	171,135
1,364,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)	4.750%	07/01/53	1,205,860
758,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)	4.784%	07/01/58	661,616
3,450,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)	5.000%	07/01/58	3,120,813

Principal Amount/Description	Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)

Total Puerto Rico Government Instrumentalities Tax Exempt Notes			$10,480,277
(Cost $11,542,505)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (15.94%)(c)
$347,580	GNMA Pool 609097	5.000%	06/15/38	$339,194
315,219	GNMA Pool 719882	5.000%	08/15/39	301,999
271,000	GNMA Pool 691686	5.000%	02/15/40	261,085
12,333	GNMA Pool 636498	5.500%	04/15/25	11,984
113,895	GNMA Pool 593621	5.500%	12/15/32	112,226
167,555	GNMA Pool 572021	5.500%	01/15/33	164,911
41,073	GNMA Pool 597878	5.500%	02/15/33	39,877
91,879	GNMA Pool 597885	5.500%	04/15/33	89,207
34,237	GNMA Pool 597888	5.500%	05/15/33	33,244
42,331	GNMA Pool 622056	5.500%	03/15/34	41,114
76,719	GNMA Pool 631039	5.500%	01/15/35	74,524
182,415	GNMA Pool 631045	5.500%	03/15/35	177,593
206,971	GNMA Pool 592837	5.500%	06/15/35	201,890
55,661	GNMA Pool 643745	5.500%	07/15/35	54,068
37,651	GNMA Pool 618256	5.500%	07/15/35	36,583
181,380	GNMA Pool 643758	5.500%	01/15/36	176,695
289,438	GNMA Pool 678611	5.500%	11/15/38	282,683
121,165	GNMA Pool 456374	6.000%	02/15/29	120,241
77,363	GNMA Pool 636530	6.000%	05/15/30	76,623
119,883	GNMA Pool 597887	6.000%	05/15/33	118,871
56,668	GNMA Pool 597883	6.000%	05/15/33	56,125
77,987	GNMA Pool 607382	6.000%	08/15/33	77,239
111,448	GNMA Pool 597899	6.000%	08/15/33	110,507
116,519	GNMA Pool 622036	6.000%	08/15/33	115,551
90,812	GNMA Pool 622041	6.000%	09/15/33	89,942
47,877	GNMA Pool 608642	6.000%	07/15/34	47,418
41,286	GNMA Pool 631050	6.000%	03/15/35	40,890
147,574	GNMA Pool 618257	6.000%	07/15/35	146,327
109,489	GNMA Pool 643761	6.000%	01/15/36	108,569
162,477	GNMA Pool 643759	6.000%	01/15/36	161,197
2,948,345	GNMA Pool 782087(d)	6.000%	04/15/36	3,032,339
73,581	GNMA Pool 647562	6.000%	05/15/36	72,874
215,160	GNMA Pool 638705	6.000%	11/15/36	213,916
64,307	GNMA Pool 663448	6.000%	03/15/37	63,867
121,962	GNMA Pool 678609	6.000%	11/15/38	120,930
38,214	GNMA Pool 572103	6.500%	04/15/34	39,528
81,250	GNMA Pool 572113	6.500%	06/15/34	81,783
48,876	GNMA Pool 572122	6.500%	07/15/34	49,197
63,355	GNMA Pool 572128	6.500%	08/15/34	63,771
20,353	GNMA Pool 572136	6.500%	10/15/34	20,487
47,536	GNMA Pool 592840	6.500%	07/15/35	47,848
138,986	GNMA Pool 592859	6.500%	12/15/35	139,958
46,307	GNMA Pool 618293	6.500%	12/15/35	46,611

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (15.94%)(c) (continued)
$57,367	GNMA Pool 592865	6.500%	01/15/36	$57,743
68,819	GNMA Pool 592874	6.500%	03/15/36	69,271
39,037	GNMA Pool 592880	6.500%	04/15/36	40,432
165,232	GNMA Pool 678612	6.500%	11/15/38	166,542
181,734	GNMA Pool 678608	7.000%	12/15/38	180,914
Total Puerto Rico GNMA Bonds				$8,176,388
(Cost $8,180,886)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (42.24%)(e)
719,554	FNMA Pool AC0808	5.000%	11/01/39	702,464
202,127	FNMA Pool 758601	5.500%	01/01/35	196,706
182,002	FNMA Pool 745292	5.500%	05/01/35	181,070
1,058,258	FNMA Pool 827687(d)	5.500%	11/01/35	1,057,074
418,998	FNMA Pool 827684(d)	5.500%	11/01/35	413,164
437,967	FNMA Pool 827698(d)	5.500%	12/01/35	431,761
369,466	FNMA Pool 827695	5.500%	12/01/35	362,546
278,484	FNMA Pool 829461(d)	5.500%	01/01/36	272,376
286,476	FNMA Pool 850022(d)	5.500%	04/01/36	280,133
278,824	FNMA Pool 850019	5.500%	04/01/36	272,709
326,759	FNMA Pool 827685	6.000%	11/01/35	326,067
81,427	FNMA Pool 827696	6.000%	12/01/35	80,391
1,585,917	FNMA Pool 827712(d)	6.000%	01/01/36	1,612,515
306,917	FNMA Pool 827709(d)	6.000%	01/01/36	306,266
620,385	FNMA Pool 849982(d)	6.000%	02/01/36	628,957
1,047,889	FNMA Pool 849985(d)	6.000%	02/01/36	1,065,625
1,248,148	FNMA Pool 850013(d)	6.000%	03/01/36	1,269,278
165,033	FNMA Pool 850010	6.000%	03/01/36	163,173
381,326	FNMA Pool 850020(d)	6.000%	04/01/36	380,518
588,373	FNMA Pool 850023(d)	6.000%	04/01/36	593,123
1,089,239	FNMA Pool 850033	6.000%	05/01/36	1,107,502
94,059	FNMA Pool 850029(d)	6.000%	05/01/36	92,863
85,267	FNMA Pool 850039	6.000%	06/01/36	84,180
862,384	FNMA Pool 850042(d)	6.000%	06/01/36	876,983
892,323	FNMA Pool 850058(d)	6.000%	07/01/36	907,432
254,362	FNMA Pool 850055	6.000%	07/01/36	253,072
100,662	FNMA Pool 850069	6.000%	08/01/36	99,468
216,832	FNMA Pool 881251	6.000%	09/01/36	216,242
514,420	FNMA Pool 881266(d)	6.000%	10/01/36	517,308
89,404	FNMA Pool 881262	6.000%	10/01/36	88,266
183,665	FNMA Pool 881281	6.000%	11/01/36	181,564
1,375,607	FNMA Pool 904973(d)	6.000%	02/01/37	1,397,851
203,700	FNMA Pool 904968	6.000%	02/01/37	201,646
323,742	FNMA Pool 905013	6.000%	05/01/37	322,645
849,709	FNMA Pool 909131(d)	6.000%	12/01/37	863,859
223,856	FNMA Pool 953094	6.000%	01/01/38	221,665
92,920	FNMA Pool 835580	6.500%	07/01/35	92,618
599,185	FNMA Pool 850030(d)	6.500%	05/01/36	609,418
1,014,863	FNMA Pool 850034(d)	6.500%	05/01/36	1,048,112

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (42.24%)(e) (continued)
$1,832,551	FNMA Pool 850043(d)	6.500%	06/01/36	$1,894,377
Total Puerto Rico Fannie Mae Bonds				$21,672,987
(Cost $21,484,281)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.96%)(f)
187,184	FGLMC Pool G08831(d)	4.000%	08/01/48	169,813
12,871	FGLMC Pool D97354(d)	5.500%	05/01/24	12,835
155,069	FGLMC Pool D97957(d)	5.500%	01/01/26	154,428
22,574	FGLMC Pool A35321	5.500%	06/01/35	21,893
499,807	FGLMC Pool A45241(d)	6.000%	02/01/35	508,736
119,086	FGLMC Pool A41459	6.000%	01/01/36	117,781
17,776	FGLMC Pool A58013	6.000%	03/01/37	17,577
444	FGLMC Pool A64760	6.000%	07/01/37	440
Total Puerto Rico Freddie Mac Bonds				$1,003,503
(Cost $1,015,078)

Total Puerto Rico Collateralized Mortgage Obligations				$1,003,503

Principal Amount/Description		Rate	Maturity	Value
Corporate Bonds (7.02%)
1,727,000	Microsoft Corp.(g)	3.450%	08/08/36	1,456,275
1,500,000	Microsoft Corp.(g)	3.500%	02/12/35	1,309,311
300,000	Microsoft Corp.(g)	3.700%	08/08/46	236,047
750,000	Microsoft Corp.(g)	3.750%	02/12/45	599,605
Total Corporate Bonds				$3,601,238
(Cost $4,312,847)

Principal Amount/Description		Rate	Maturity	Value
US Government Sponsored Entities (12.15%)
1,000,000	Federal Farm Credit Banks Funding Corp.(d)	2.600%	07/07/36	770,139
6,000,000	Federal Farm Credit Banks Funding Corp.(d)	2.830%	11/28/28	5,463,626
Total US Government Sponsored Entities				$6,233,765
(Cost $6,941,434)

Total Investments (140.22%)
(Cost $77,704,773)				$71,937,710

Liabilities in Excess of Other Assets (-40.22%)				(20,635,932)
NET ASSETS (100.00%)				$51,301,778

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	These securities are the exchanged bonds under the COFINA's Third Amended Plan of Adjustment (the "Plan").

(c)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	A portion or all of the security has been pledged as collateral for securities sold under agreements to repurchase.
(e)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(f)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g)	Security may be called before its maturity date.

Reverse Repo Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
J.P. Morgan Chase & Co.	5.72%	09/05/2023	10/03/2023	$(6,951,000)
Goldman Sachs	5.68%	09/05/2023	10/05/2023	(5,864,000)
South Street Securities	5.80%	09/29/2023	10/02/2023	(8,160,000)
				$(20,975,000)

All agreements can be terminated by either party on demand at value plus accrued interest.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Quarterly Schedule of Investments

September 30, 2023 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) is a non-diversified, open-end investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the 1940 Act. The Fund was incorporated on August 13, 2002 and started operations on September 24, 2002.

The Fund’s investment objective is to seek to provide a high level of current income that is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its objectives.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. The Fund registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), by filing the corresponding Notification of Registration on Form N-8A on May 21, 2021.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments – All securities are presented at fair value, which is determined by ALPS Fund Services, Inc. (“Fund Administrator”), with the assistance of the Investment Adviser, Popular Asset Management LLC (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(b)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the average cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Quarterly Schedule of Investments

September 30, 2023 (Unaudited)

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Quarterly Schedule of Investments

September 30, 2023 (Unaudited)

On August 4, 2022, the Board of Directors of the Fund appointed Popular Asset Management LLC, a subsidiary of Popular, Inc., as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the Net Asset Value of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s Net Asset Value is calculated on a particular day.

●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgement of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Obligations of Puerto Rico and political subdivisions: Fair value of Puerto Rico obligations and political subdivisions are obtained from third-party pricing service providers. They are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, and discount and capital rates. These bonds are classified as Level 2.

Obligations of U.S. Government sponsored entities, State and Municipal Obligations: The fair value of Obligations of U.S. Government sponsored entities, state and municipal obligations is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector, and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

U.S. Corporate Bonds: The fair value of corporate bonds is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities for which the fair value incorporates a credit spread in deriving their fair value. These securities are classified as Level 2.

Futures contracts: The fair value of futures contracts is based on quoted market prices obtained from an active exchange market. Futures contracts involve Ten Year US Treasury Notes and are classified as Level 1.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Quarterly Schedule of Investments

September 30, 2023 (Unaudited)

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities at Value*	Prices	Inputs	Inputs	Total
Municipal Bonds	$–	$16,909,406	$–	$16,909,406
Puerto Rico Agencies	–	3,860,146	–	3,860,146
Puerto Rico Government Instrumentalities Tax Exempt Notes	–	10,480,277	–	10,480,277
Puerto Rico GNMA Bonds	–	8,176,388	–	8,176,388
Puerto Rico Fannie Mae Bonds	–	21,672,987	–	21,672,987
Puerto Rico Freddie Mac Bonds	–	1,003,503	–	1,003,503
Corporate Bonds	–	3,601,238	–	3,601,238
US Government Sponsored Entities	–	6,233,765	–	6,233,765
Total	$–	$71,937,710	$–	$71,937,710

* Refer to the Fund’s Schedule of Investments for a listing of securities by type.

NOTE 3. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 4. RISKS AND UNCERTAINTIES

An investment in the Fund is subject to certain risks that may result in a loss of all or a portion of your investment. The Fund’s share price and total return may fluctuate within a wide range over short or long periods of time. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund’s prospectus and statement of additional information provide details of the risks the Fund is subject to. The below is a summary of certain risks which could affect the Fund’s performance.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

Popular High Grade Fixed-Income Fund, Inc.

Notes to Quarterly Schedule of Investments

September 30, 2023 (Unaudited)

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.